PGIM S&P 500 Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.5%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $150,608)(wb)	150,608	$150,608
Options Purchased*~ 103.7%
(cost $17,229,742)		18,357,133

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.5% (cost $17,380,350)		18,507,741
Options Written*~ (4.5)%
(premiums received $721,010)		(795,615)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $16,659,340)		17,712,126
Liabilities in excess of other assets (0.0)%		(7,232)

Net Assets 100.0%		$17,704,894

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$6.18		265		27	$18,087,162
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85		265		27	269,971
Total Options Purchased (cost $17,229,742)								$18,357,133
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$703.79		265		27	$(676,725)
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$543.71		265		27	(118,890)
Total Options Written (premiums received $721,010)								$(795,615)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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